Cover	Jul. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2024
Entity File Number	001-41930
Entity Registrant Name	PERFECT MOMENT LTD.
Entity Central Index Key	0001849221
Entity Tax Identification Number	86-1437114
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	307 Canalot Studios
Entity Address, Address Line Two	222 Kensal Road
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W10 5BN
City Area Code	+44 (0)
Local Phone Number	204 558 8849
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PMNT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false